Commitments, contingencies and guarantees - Commitments Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Minimum lease payments payable under non-cancellable operating lease	$ 847,502,000
Lease expenditure charged to earnings	196,494,000	$ 185,292,000
Subleases income	2,746,000	12,560,000
Total future minimum subleases payments expected to be received under non-cancellable subleases	8,631,000	$ 4,075,000
Minimum payments due under long-term service and other agreements	$ 211,845,000